Subsequent Events - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 11, 2022	Dec. 31, 2021
Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument outstanding		$ 250,000
Subsequent Event [Member] | Promissory Note With Related Party [Member]
Subsequent Event [Line Items]
Maximum Borrowing Capacity Of Related Party Promissory Note	$ 1,500,000
Debt Instrument, Maturity Date	Mar. 12, 2023
Maximum Loans Convertible Into Warrants	$ 1,500,000
Class Of Warrant Or Right Price Of Warrants Or Rights	$ 1.5